Trade and other receivables - Changes in the ECL allowances (Details) - Trade and other receivables - Loss allowance / Impairment - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Changes in the ECL allowances
ECL allowance as of beginning of the period	₽ (289)	₽ (366)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(8)	5
Amounts written off	28	58
ECL allowance as end of the period	₽ (269)	₽ (303)